Annual Fund Operating Expenses	Jun. 04, 2026
Kurv Gold & Mining Enhanced Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	0.99%
Kurv Silver & Mining Enhanced Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.00%	[4]
Expenses (as a percentage of Assets)	0.99%

[1]	Other Expenses are estimated for the Gold Fund’s initial fiscal year.
[2]	Acquired Fund Fees and Expenses are estimated for the Gold Fund’s initial fiscal year.
[3]	Other Expenses are estimated for the Silver Fund’s initial fiscal year.
[4]	Acquired Fund Fees and Expenses are estimated for the Silver Fund’s initial fiscal year.